Property, plant, and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant, and equipment
5. Property, plant, and equipment
The following table summarizes the components of our property, plant, and equipment, net as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Machinery and equipment	$1,070,672	$760,829
Mining property and mine development	48,464	34,809
Office equipment, software and other	14,303	5,550
Land	950	—
Buildings and leasehold improvements	24,587	15,947

Total	1,158,976	817,135
Less: accumulated depreciation and depletion	(566,960)	(464,178)
Construction in progress	72,229	10,730

Property, plant, and equipment, net	$664,245	$363,687

The increase in net property, plant, and equipment from December 31, 2021, to June 30, 2022, was due to acquired assets of $328.7 million related to our FTSI and Flotek acquisitions. This increase was partially offset by $48.2 million of FTSI assets sold in the sale lease-back transaction immediately following the FTSI acquisition.
Depreciation expense for the three months ended June 30, 2022 and 2021, was $63.6 million and $34.7 million, respectively. Depreciation expense for the six months ended June 30, 2022 and 2021, was $107.8 million and $70.1 million, respectively.
Major classifications of property, plant, and equipment and their respective useful lives are as follows:

Machinery and equipment	2 years—10 years
Office equipment, software, and other	3 years—7 years
Buildings and leasehold improvements	2 years—40 years

4. Property, plant, and equipment
The following table summarizes the components of our property, plant, and equipment, net as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Machinery and equipment	$760,829	$738,312
Mining property and mine development	34,809	4,809
Office equipment, software and other	5,550	4,820
Buildings and leasehold improvements	15,947	16,695

Total	817,135	764,636
Less: accumulated depreciation and depletion	(464,178)	(352,565)
Construction in progress	10,730	17,613

Property, plant, and equipment, net	$363,687	$429,684

Depreciation expense for the years ended December 31, 2021 and 2020 was $140.7 million and $150.7 million, respectively.
Major classifications of property, plant, and equipment and their respective useful lives are as follows:

Machinery and equipment	2 years—10 years
Office equipment, software, and other	3 years—7 years
Buildings and leasehold improvements	2 years—40 years